Consolidated Statement of Stockholders Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Common Stock To Be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 753,909	$ 650,000		$ 7,559,331	$ (14,215,718)		$ (5,252,478)
Beginning balance, shares at Dec. 31, 2019	753,907,656	6,500
Shares issued for debt conversion	$ 15,735			189,494			205,229
Shares issued for debt conversion, shares	15,735,202
Shares issued for cash	$ 43,762			1,089,081			1,132,843
Shares issued for cash, shares	43,762,272
Preferred conversions	$ 5,000	$ (200,000)		195,000
Preferred conversions, shares	5,000,000	(2,000)
Commitment fee shares	$ 2,765		25,000	47,654			75,419
Commitment fee shares, shares	2,764,526
Common share subscriptions			36,179				36,179
Net Loss					(3,435,764)		(3,435,764)
Ending balance, value at Dec. 31, 2020	$ 821,171	$ 450,000	61,179	9,080,560	(17,651,482)		$ (7,238,572)
Ending balance, shares at Dec. 31, 2020	821,169,656	4,500
Shares issued for debt conversion, shares							482,870,234
Shares issued for cash	$ 44,249		(36,179)	3,075,969			$ 3,084,039
Shares issued for cash, shares	44,249,336						9,833,750
Net Loss					297,551	(19,059)	$ 278,492
Shares issued for warrant conversion	$ 2,345			(2,345)			(0)
Shares issued for warrant conversion, shares	2,345,329
Shares issued for acccrued dividend	$ 4,344			343,194			347,539
Shares issued for acccrued dividend, shares	4,344,250
Conversion of Preferred Series D	$ 6,625	$ (450,000)		443,375
Conversion of Preferred Series D, shares	6,625,000	(4,500)
Inducement Shares	$ 2,391		(25,000)	76,875			54,266
Inducement Shares, shares	2,392,459
Shares issued for correction	$ 1,101			(1,101)
Shares issued for correction, shares	1,100,630
Shares for Conversion	$ 25,000			50,473			75,473
Shares for Conversion, shares	25,000,000
Shares issued for Reg A offering	$ 16,667			483,333			500,000
Shares issued for Reg A offering, shares	16,666,667
Shares issued for S1	$ 9,843			380,508			390,351
Shares issued for S1, shares	9,842,072
Shares issued for Reg A	$ 9,834			776,866			786,700
Shares issued for Reg A, shares	9,833,750
Ending balance, value at Dec. 31, 2021	$ 943,569			$ 14,777,708	$ (17,423,931)	$ (19,059)	$ (1,721,712)
Ending balance, shares at Dec. 31, 2021	943,569,149